COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease-related Assets And Liabilities
	As of December 31,
	2020	2021

Assets
Operating Leases
Operating lease right-of-use assets	$1,896	$1,501

Liabilities
Current liabilities
Current maturities of operating leases	$673	$781
Long-term liabilities
Non-current operating leases	$1,299	$810

Weighted Average Remaining Lease Term
Operating leases	1.29	0.87

Weighted Average Discount Rate
Operating leases	6.25%	6.13%

Schedule of Lease Costs
	Year Ended December 31,
	2020	2021

Operating lease cost:	$685	$872

Schedule of Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
	2020	2021

Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	$735	$843

Schedule of Reconciles Undiscounted Cash Flows
Operating Leases

For the year ending December 31, 2021
2022	$858
2023	789
2024	30
Total minimum lease payments	1,677
Less: amount of lease payments representing interest	(86)
Present value of future minimum lease payments	1,591
Less: Current maturities of operating leases	781
Long-term operating leases liabilities	810
$1,591